CASH (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents
Cash and cash equivalents	$ 6,068,469	$ 3,747,210	$ 1,395,840	$ 8,995,571	$ 1,342,044	$ 1,166,858
ProductDevelopment [Member]
Cash And Cash Equivalents
Letter of credit	250,000	250,000
Product Development 2 [Member]
Cash And Cash Equivalents
Letter of credit	250,000
Landlord [Member]
Cash And Cash Equivalents
Letter of credit	$ 157,463	$ 157,463